Document And Entity Information	Jul. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 21, 2023
Entity Registrant Name	The Boston Beer Company, Inc.
Entity Central Index Key	0000949870
Entity Emerging Growth Company	false
Securities Act File Number	001-14092
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-3284048
Entity Address, Address Line One	One Design Center Place
Entity Address, Address Line Two	Suite 850
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	368-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock. $0.01 par value
Trading Symbol	SAM
Security Exchange Name	NYSE